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   As filed with the Securities and Exchange Commission effective April 10, 2006
                                                Securities Act File No. 33-41694
                                        Investment Company Act File No. 811-6352

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933       /X/

                           Pre-Effective Amendment No.                     / /

                         Post-Effective Amendment No. 86                   /X/

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940   /X/

                                Amendment No. 97                           /X/
                        (Check appropriate box or boxes)

                                 ING SERIES FUND, INC.
                    (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

          Huey P. Falgout, Jr.                       With copies to:
          ING Investments, LLC                      Philip H. Newman
      7337 E. Doubletree Ranch Road               Goodwin Procter, LLP
          Scottsdale, AZ 85258                       Exchange Place
 (Name and Address of Agent for Service)             53 State Street
                                                    Boston, MA 02109

                                   ----------

It is proposed that this filing will become effective (check appropriate box):

/ /   Immediately upon filing pursuant     /X/   on April 28, 2006 pursuant to
      to paragraph (b)                           paragraph (b)

/ /   60 days after filing pursuant to     / /   on (date) pursuant to
      paragraph (a)(1)                           paragraph (a)(1)

/ /   75 days after filing pursuant to     / /   on (date) pursuant to
      paragraph (a)(2)                           paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/X/ This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

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                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 86 ("Amendment") to the Registration Statement on Form N-1A for ING Series Fund, Inc. is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 84 from April 11, 2006 to April 28, 2006. This Amendment incorporates by reference the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 84, which was filed with the Securities and Exchange Commission on January 26, 2006.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 86 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 86 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona as of the 10th day of April, 2006.


                                           ING SERIES FUND, INC.


                                           By:   /s/ Theresa K. Kelety
                                              ----------------------------------
                                              Name: Theresa K. Kelety
                                              Title: Secretary

SIGNATURE                        TITLE                                 DATE
---------                        -----                                 ----

-------------------------        Director                              April 10, 2006
J. Scott Fox*


-------------------------        President and Chief Executive         April 10, 2006
James M. Hennessy*               Officer


-------------------------        Senior Vice President and             April 10, 2006
Todd Modic*                      Chief/Principal Financial Officer


-------------------------        Director                              April 10, 2006
Albert E. DePrince Jr.*


-------------------------        Director                              April 10, 2006
Maria T. Fighetti*


-------------------------        Director                              April 10, 2006
Sidney Koch*


-------------------------        Director                              April 10, 2006
Corine T. Norgaard*


-------------------------        Director                              April 10, 2006
Thomas J. McInerney*

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

-------------------------        Director                              April 10, 2006
Joseph E. Obermeyer*


-------------------------        Director                              April 10, 2006
Edward O'Dell*

*By:/s/ Theresa K. Kelety
    ---------------------
     Theresa K. Kelety
     Attorney-in-Fact**


** Executed pursuant to powers of attorney for J. Scott Fox, James M. Hennessy, Todd Modic, Albert E. DePrince, Jr., Maria T. Fighetti, Sidney Koch, Thomas J. McInerney, Corine T. Norgaard, Joseph Obermeyer and Edward T. O'Dell filed as an Exhibit to the Registrant's Registration Statement on Form N-1A on February 27, 2006 and incorporated herein by reference.

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                                  EXHIBIT INDEX

EXHIBIT NUMBER     EXHIBIT DESCRIPTION
--------------     -------------------------------------------------------------
None